Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Schedule of Regulatory Assets
The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2018	2017
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$383,170	$391,403
Unrealized net loss on non-trading derivatives (Swaps) (2)	1,862	5,780
Deferred purchased gas costs (3)	4,928	14,581
Accrued purchased gas costs (4)	29,000	17,000
Unamortized premium on reacquired debt (5)	19,599	20,913
Accrued absence time (8)	14,126	13,870
Margin & interest-tracking (9)	88,290	42,354
Other (10)	32,616	25,997
	573,591	531,898
Regulatory liabilities:
Deferred purchased gas costs (3)	(79,762)	(6,841)
Accumulated removal costs	(383,000)	(315,000)
Unrealized net gain on non-trading derivatives (Swaps) (2)	(144)	—
Unamortized gain on reacquired debt (6)	(8,717)	(9,253)
Regulatory excess deferred taxes and gross-up (7)	(458,834)	(433,908)
Other (10)	(19,911)	(33,184)
Net regulatory liabilities	$(376,777)	$(266,288)

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 - Pension and Other Postretirement Benefits).

(2)
Asset balance is included in Deferred charges and other assets and Prepaid and other assets on the Consolidated Balance Sheets. Liability balance is included in Other current liabilities and Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. The actual amounts, when realized at settlement, become a component of purchased gas costs under Southwest’s PGA mechanisms. (For specific details, see Note 14 - Derivatives).

(3)	Balance recovered or refunded on an ongoing basis with interest.

(4)	Included in Prepaid and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.

(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.

(6)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.

(7)
The TCJA required a remeasurement and reduction of the net deferred income tax liability. The reduction (excess deferred taxes) became a regulatory liability with appropriate tax gross-up. The excess deferred taxes reduce rate base. The tax benefit will be returned to utility customers in accordance with regulatory requirements. Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. This amount also includes a $2.9 million gross-up related to contributions in aid of construction.

(8)	Regulatory recovery occurs on a one-year lag basis through the labor loading process. Included in Prepaid and other current assets on the Consolidated Balance Sheets.

(9)
Margin tracking/decoupling mechanisms are alternative revenue programs and revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) are recognized as revenue so long as recovery is expected to take place within 24 months. Included in Prepaid and other current assets on the Consolidated Balance Sheets.

(10)
The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

Other Regulatory Assets	2018	2017
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$6,253	$4,832
Infrastructure replacement programs and similar (b) (e)	12,486	9,627
Environmental compliance programs (c) (e)	5,046	9,702
Other (d)	8,831	1,836
	$32,616	$25,997

a)
Included in Prepaid and other current assets on the Consolidated Balance Sheets. See Prepaid and other current assets in Note 1 - Background, Organization, and Summary of Significant Accounting Policies.

b)	Included in Deferred charges and other assets on the Consolidated Balance Sheets.

c)
In 2018, approximately $4.5 million included in Prepaid and other current assets and $596,000 included in Deferred charges and other assets on the Consolidated Balance Sheets. In2017, $9.2 million included in Prepaid and other current assets and $527,000 included in Deferred charges and other assets on the Consolidated Balance Sheets.

d)
In 2018, $197,000 included in Prepaid and other current assets and $8.6 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2017, $531,000 included in Prepaid and other current assets and $1.3 million included in Deferred charges and other assets on the Consolidated Balance Sheets. The balance in 2018 includes $6 million authorized as part of the recently concluded Nevada general rate case associated with self-insurance cost.

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

Other Regulatory Liabilities	2018	2017
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$(8,598)	$(10,213)
Margin, interest- and property tax-tracking accounts (b) (e)	(7,273)	(9,505)
Environmental compliance programs (e) (f)	—	(8,574)
Regulatory accounts for differences related to pension funding (c)	(3,221)	(3,178)
Other (d) (e)	(819)	(1,714)
	$(19,911)	$(33,184)

a)	Included in Other current liabilities on the Consolidated Balance Sheets.

b)
In 2018, $(539,000) included in Other current liabilities and $(6.7) million included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2017, $(6.6) million included in Other current liabilities and $(2.9) million included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

c)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

d)
In 2018, $(810,000) included in Other current liabilities and $(9,000) included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2017, approximately $(1.7) million included in Other current liabilities and $(9,000) included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

f)	In 2018, included in Prepaid and other current assets on the Consolidated Balance Sheets. In 2017, included in Other current liabilities on the Consolidated Balance Sheets.
The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

Other Regulatory Assets	2018	2017
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$6,253	$4,832
Infrastructure replacement programs and similar (b) (e)	12,486	9,627
Environmental compliance programs (c) (e)	5,046	9,702
Other (d)	8,831	1,836
	$32,616	$25,997

a)
Included in Prepaid and other current assets on the Consolidated Balance Sheets. See Prepaid and other current assets in Note 1 - Background, Organization, and Summary of Significant Accounting Policies.

b)	Included in Deferred charges and other assets on the Consolidated Balance Sheets.

c)
In 2018, approximately $4.5 million included in Prepaid and other current assets and $596,000 included in Deferred charges and other assets on the Consolidated Balance Sheets. In2017, $9.2 million included in Prepaid and other current assets and $527,000 included in Deferred charges and other assets on the Consolidated Balance Sheets.

d)
In 2018, $197,000 included in Prepaid and other current assets and $8.6 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2017, $531,000 included in Prepaid and other current assets and $1.3 million included in Deferred charges and other assets on the Consolidated Balance Sheets. The balance in 2018 includes $6 million authorized as part of the recently concluded Nevada general rate case associated with self-insurance cost.

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

Schedule of Regulatory Liabilities

Other Regulatory Liabilities	2018	2017
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$(8,598)	$(10,213)
Margin, interest- and property tax-tracking accounts (b) (e)	(7,273)	(9,505)
Environmental compliance programs (e) (f)	—	(8,574)
Regulatory accounts for differences related to pension funding (c)	(3,221)	(3,178)
Other (d) (e)	(819)	(1,714)
	$(19,911)	$(33,184)

a)	Included in Other current liabilities on the Consolidated Balance Sheets.

b)
In 2018, $(539,000) included in Other current liabilities and $(6.7) million included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2017, $(6.6) million included in Other current liabilities and $(2.9) million included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

c)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

d)
In 2018, $(810,000) included in Other current liabilities and $(9,000) included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2017, approximately $(1.7) million included in Other current liabilities and $(9,000) included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

f)	In 2018, included in Prepaid and other current assets on the Consolidated Balance Sheets. In 2017, included in Other current liabilities on the Consolidated Balance Sheets.
The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2018	2017
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$383,170	$391,403
Unrealized net loss on non-trading derivatives (Swaps) (2)	1,862	5,780
Deferred purchased gas costs (3)	4,928	14,581
Accrued purchased gas costs (4)	29,000	17,000
Unamortized premium on reacquired debt (5)	19,599	20,913
Accrued absence time (8)	14,126	13,870
Margin & interest-tracking (9)	88,290	42,354
Other (10)	32,616	25,997
	573,591	531,898
Regulatory liabilities:
Deferred purchased gas costs (3)	(79,762)	(6,841)
Accumulated removal costs	(383,000)	(315,000)
Unrealized net gain on non-trading derivatives (Swaps) (2)	(144)	—
Unamortized gain on reacquired debt (6)	(8,717)	(9,253)
Regulatory excess deferred taxes and gross-up (7)	(458,834)	(433,908)
Other (10)	(19,911)	(33,184)
Net regulatory liabilities	$(376,777)	$(266,288)

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 - Pension and Other Postretirement Benefits).

(2)
Asset balance is included in Deferred charges and other assets and Prepaid and other assets on the Consolidated Balance Sheets. Liability balance is included in Other current liabilities and Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. The actual amounts, when realized at settlement, become a component of purchased gas costs under Southwest’s PGA mechanisms. (For specific details, see Note 14 - Derivatives).

(3)	Balance recovered or refunded on an ongoing basis with interest.

(4)	Included in Prepaid and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.

(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.

(6)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.

(7)
The TCJA required a remeasurement and reduction of the net deferred income tax liability. The reduction (excess deferred taxes) became a regulatory liability with appropriate tax gross-up. The excess deferred taxes reduce rate base. The tax benefit will be returned to utility customers in accordance with regulatory requirements. Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. This amount also includes a $2.9 million gross-up related to contributions in aid of construction.

(8)	Regulatory recovery occurs on a one-year lag basis through the labor loading process. Included in Prepaid and other current assets on the Consolidated Balance Sheets.

(9)
Margin tracking/decoupling mechanisms are alternative revenue programs and revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) are recognized as revenue so long as recovery is expected to take place within 24 months. Included in Prepaid and other current assets on the Consolidated Balance Sheets.

(10)
The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

Other Regulatory Assets	2018	2017
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$6,253	$4,832
Infrastructure replacement programs and similar (b) (e)	12,486	9,627
Environmental compliance programs (c) (e)	5,046	9,702
Other (d)	8,831	1,836
	$32,616	$25,997

a)
Included in Prepaid and other current assets on the Consolidated Balance Sheets. See Prepaid and other current assets in Note 1 - Background, Organization, and Summary of Significant Accounting Policies.

b)	Included in Deferred charges and other assets on the Consolidated Balance Sheets.

c)
In 2018, approximately $4.5 million included in Prepaid and other current assets and $596,000 included in Deferred charges and other assets on the Consolidated Balance Sheets. In2017, $9.2 million included in Prepaid and other current assets and $527,000 included in Deferred charges and other assets on the Consolidated Balance Sheets.

d)
In 2018, $197,000 included in Prepaid and other current assets and $8.6 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2017, $531,000 included in Prepaid and other current assets and $1.3 million included in Deferred charges and other assets on the Consolidated Balance Sheets. The balance in 2018 includes $6 million authorized as part of the recently concluded Nevada general rate case associated with self-insurance cost.

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

Other Regulatory Liabilities	2018	2017
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$(8,598)	$(10,213)
Margin, interest- and property tax-tracking accounts (b) (e)	(7,273)	(9,505)
Environmental compliance programs (e) (f)	—	(8,574)
Regulatory accounts for differences related to pension funding (c)	(3,221)	(3,178)
Other (d) (e)	(819)	(1,714)
	$(19,911)	$(33,184)

a)	Included in Other current liabilities on the Consolidated Balance Sheets.

b)
In 2018, $(539,000) included in Other current liabilities and $(6.7) million included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2017, $(6.6) million included in Other current liabilities and $(2.9) million included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

c)	Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

d)
In 2018, $(810,000) included in Other current liabilities and $(9,000) included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2017, approximately $(1.7) million included in Other current liabilities and $(9,000) included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.

e)	Balance recovered or refunded on an ongoing basis, generally with interest.

f)	In 2018, included in Prepaid and other current assets on the Consolidated Balance Sheets. In 2017, included in Other current liabilities on the Consolidated Balance Sheets.